Certain risks and concentration (Tables)	12 Months Ended
Dec. 31, 2018
Risks and Uncertainties [Abstract]
Schedule of consolidated financial information of the Group's VIEs and VIE's subsidiaries excluding the inter company items with the Group's subsidiaries included in the accompanying consolidated financial statements

	December 31,
	2017	2018
	RMB	RMB
Assets
Current assets
Cash and cash equivalents	1,343,731	4,665,938
Short-term deposits	3,400,000	2,100,000
Restricted short-term deposits	1,000,000	-
Short-term investments	124,550	979,052
Accounts receivable, net	149,958	192,932
Inventory	315	-
Amounts due from related parties	9,309	172,258
Financing receivables, net	-	725,336
Prepayments and other current assets	190,456	663,437
Total current assets	6,218,319	9,498,953

Non-current assets
Long-term deposits	-	1,000,000
Deferred tax assets	113,017	70,834
Investments	582,775	862,272
Property and equipment, net	359,912	655,402
Intangible assets, net	15,504	57,050
Land use rights, net	1,832,739	1,784,639
Amounts due from related parties	20,000	-
Other non-current assets	133,812	143,240
Total non-current assets	3,057,759	4,573,437

Total assets	9,276,078	14,072,390

Liabilities
Current liabilities
Accounts payable	67,817	112,167
Deferred revenue	757,244	950,816
Advances from customers	80,406	101,690
Income taxes payable	142,204	162,118
Accrued liabilities and other current liabilities	1,404,877	2,207,138
Amounts due to related parties	30,502	28,336
Total current liabilities	2,483,050	3,562,265

Non-current liabilities
Deferred revenue	52,185	86,977
Deferred tax liabilities	8,404	-
Total non-current liabilities	60,589	86,977

Total liabilities	2,543,639	3,649,242

	For the year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB

Net revenues	8,164,100	11,577,104	15,740,097
Net income	1,874,435	2,766,279	3,475,109

	For the year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB

Net cash provided by operating activities	2,538,836	3,974,085	4,672,879
Net cash used in investing activities	(1,313,002)	(3,571,668)	(1,212,622)
Net cash provided by financing activities	8,508	66,875	-
	1,234,342	469,292	3,460,257